UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2009




















                                                                      (Form N-Q)

48471 -0409                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA BALANCED STRATEGY FUND
February 28, 2009 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (49.8%)

               COMMON STOCKS (34.9%)

               CONSUMER DISCRETIONARY (2.8%)
               -----------------------------
               ADVERTISING (0.1%)
       59,200  Interpublic Group of Companies, Inc.  *                                     $          225
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
        7,100  Phillips-Van Heusen Corp.                                                              117
        6,900  Polo Ralph Lauren Corp.                                                                238
                                                                                          ---------------
                                                                                                      355
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
        3,150  Buckle, Inc.                                                                            75
       31,300  Coldwater Creek, Inc.  *                                                                53
       35,900  Gap, Inc.                                                                              387
       34,200  Hot Topic, Inc.  *                                                                     304
        2,200  Ross Stores, Inc.                                                                       65
                                                                                          ---------------
                                                                                                      884
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        6,900  Autoliv, Inc.                                                                          103
       11,600  Johnson Controls, Inc.                                                                 132
        7,000  Stoneridge, Inc.  *                                                                     13
       20,000  WABCO Holdings, Inc.                                                                   202
                                                                                          ---------------
                                                                                                      450
                                                                                          ---------------
               BROADCASTING (0.2%)
       41,900  CBS Corp. "B"                                                                          179
       16,100  EchoStar Corp. "A"  *                                                                  264
        5,400  Liberty Media Corp. - Entertainment "A"  *                                              93
       11,800  Time Warner Cable, Inc. "A"                                                            215
                                                                                          ---------------
                                                                                                      751
                                                                                          ---------------
               CABLE & SATELLITE (0.4%)
       91,600  Comcast Corp. "A"                                                                    1,196
        6,500  Scripps Networks Interactive "A"                                                       130
                                                                                          ---------------
                                                                                                    1,326
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
        9,400  HSN, Inc.  *                                                                            40
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
        9,300  Harman International Industries, Inc.                                                   99
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
       32,500  Macy's, Inc.                                                                           256
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.0%)
        1,900  Dollar Tree, Inc.  *                                                                    74
                                                                                          ---------------


================================================================================
1   |  USAA Balanced Strategy Fund

================================================================================

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               HOME IMPROVEMENT RETAIL (0.2%)
       21,300  Home Depot, Inc.                                                            $          445
       13,000  Lowe's Companies, Inc.                                                                 206
                                                                                          ---------------
                                                                                                      651
                                                                                          ---------------
               HOMEBUILDING (0.0%)
          400  NVR, Inc.  *                                                                           133
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.1%)
       24,000  Williams-Sonoma, Inc.                                                                  209
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
       32,500  Carnival Corp.                                                                         636
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.0%)
        5,700  Fortune Brands, Inc.                                                                   135
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
        4,500  Amazon.com, Inc.  *                                                                    291
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.4%)
      168,200  Time Warner, Inc.                                                                    1,283
       13,400  Walt Disney Co.                                                                        225
                                                                                          ---------------
                                                                                                    1,508
                                                                                          ---------------
               PUBLISHING (0.1%)
       37,400  Gannett Co., Inc.                                                                      121
          370  Global Sources Ltd.  *                                                                   2
       10,800  McGraw-Hill Companies, Inc.                                                            213
                                                                                          ---------------
                                                                                                      336
                                                                                          ---------------
               RESTAURANTS (0.5%)
          500  CEC Entertainment, Inc.  *                                                              12
       30,700  McDonald's Corp.                                                                     1,604
                                                                                          ---------------
                                                                                                    1,616
                                                                                          ---------------
               SPECIALTY STORES (0.0%)
        1,400  Tractor Supply Co.  *                                                                   44
                                                                                          ---------------
               TEXTILES (0.0%)
       15,500  Xerium Technologies, Inc.  *                                                            11
                                                                                          ---------------
               Total Consumer Discretionary                                                        10,030
                                                                                          ---------------

               CONSUMER STAPLES (3.9%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
       26,800  Archer-Daniels-Midland Co.                                                             714
        9,000  Bunge Ltd.                                                                             422
                                                                                          ---------------
                                                                                                    1,136
                                                                                          ---------------
               DRUG RETAIL (0.3%)
       29,500  CVS Caremark Corp.                                                                     759
        7,200  Walgreen Co.                                                                           172
                                                                                          ---------------
                                                                                                      931
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
       22,000  Sysco Corp.                                                                            473
                                                                                          ---------------
               FOOD RETAIL (0.2%)
       15,600  Kroger Co.                                                                             322
        9,000  Safeway, Inc.                                                                          167
        7,000  SUPERVALU, Inc.                                                                        109
                                                                                          ---------------
                                                                                                      598
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.8%)
       11,500  Colgate-Palmolive Co.                                                                  692
        1,400  Kimberly-Clark Corp.                                                                    66



================================================================================
                                                 Portfolio of Investments  |   2

================================================================================

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       46,400  Procter & Gamble Co.                                                        $        2,235
                                                                                          ---------------
                                                                                                    2,993
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.6%)
       46,300  Wal-Mart Stores, Inc.                                                                2,280
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.2%)
        7,100  H.J. Heinz Co.                                                                         232
       20,700  Sara Lee Corp.                                                                         160
       34,200  Tyson Foods, Inc. "A"                                                                  288
                                                                                          ---------------
                                                                                                      680
                                                                                          ---------------
               PERSONAL PRODUCTS (0.1%)
       12,000  Herbalife Ltd.                                                                         164
                                                                                          ---------------
               SOFT DRINKS (0.6%)
       23,700  Coca-Cola Enterprises, Inc.                                                            272
       16,700  Dr. Pepper Snapple Group, Inc.  *                                                      235
       10,400  Pepsi Bottling Group, Inc.                                                             192
       30,300  PepsiCo, Inc.                                                                        1,459
                                                                                          ---------------
                                                                                                    2,158
                                                                                          ---------------
               TOBACCO (0.7%)
       55,800  Altria Group, Inc.                                                                     862
        3,500  Lorillard, Inc.                                                                        205
       33,800  Philip Morris International, Inc.                                                    1,131
        3,700  Reynolds American, Inc.                                                                124
                                                                                          ---------------
                                                                                                    2,322
                                                                                          ---------------
               Total Consumer Staples                                                              13,735
                                                                                          ---------------

               ENERGY (4.7%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
       15,800  Patriot Coal Corp.  *                                                                   58
                                                                                          ---------------
               INTEGRATED OIL & GAS (3.3%)
       39,600  Chevron Corp.                                                                        2,404
       36,600  ConocoPhillips                                                                       1,367
       95,500  Exxon Mobil Corp.                                                                    6,485
       13,200  Murphy Oil Corp.                                                                       552
       17,300  Occidental Petroleum Corp.                                                             897
                                                                                          ---------------
                                                                                                   11,705
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
        7,700  Noble Corp.                                                                            189
       25,600  Rowan Companies, Inc.                                                                  310
       11,100  Unit Corp.  *                                                                          237
                                                                                          ---------------
                                                                                                      736
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
        1,400  ION Geophysical Corp.  *                                                                 1
       39,000  Key Energy Services, Inc.  *                                                           104
       19,300  Oil States International, Inc.  *                                                      257
        6,300  Schlumberger Ltd.                                                                      240
        1,700  Seacor Holdings, Inc.  *                                                               102
       12,000  Tidewater, Inc.                                                                        424
                                                                                          ---------------
                                                                                                    1,128
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       11,700  Anadarko Petroleum Corp.                                                               409
        7,800  Apache Corp.                                                                           461
       11,700  Cimarex Energy Co.                                                                     230
        8,600  Devon Energy Corp.                                                                     376
        5,600  EOG Resources, Inc.                                                                    280
       24,900  Mariner Energy, Inc.  *                                                                230
        4,700  Plains Exploration & Production Co.  *                                                  90


================================================================================
3   |  USAA Balanced Strategy Fund

================================================================================

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       24,600  W&T Offshore, Inc.                                                          $          198
                                                                                          ---------------
                                                                                                    2,274
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       13,600  Valero Energy Corp.                                                                    264
       16,900  World Fuel Services Corp.                                                              490
                                                                                          ---------------
                                                                                                      754
                                                                                          ---------------
               Total Energy                                                                        16,655
                                                                                          ---------------

               FINANCIALS (3.6%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
       10,400  Ameriprise Financial, Inc.                                                             166
       20,700  Bank of New York Mellon Corp.                                                          459
          900  BlackRock, Inc.                                                                         87
        4,700  Northern Trust Corp.                                                                   261
       13,900  State Street Corp.                                                                     351
                                                                                          ---------------
                                                                                                    1,324
                                                                                          ---------------
               CONSUMER FINANCE (0.0%)
       12,400  Capital One Financial Corp.                                                            149
                                                                                          ---------------
               DIVERSIFIED BANKS (0.3%)
       20,800  U.S. Bancorp                                                                           298
       58,600  Wells Fargo & Co.                                                                      709
                                                                                          ---------------
                                                                                                    1,007
                                                                                          ---------------
               INSURANCE BROKERS (0.0%)
        2,600  Aon Corp.                                                                               99
        4,000  Brown & Brown, Inc.                                                                     68
                                                                                          ---------------
                                                                                                      167
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.4%)
        9,300  Goldman Sachs Group, Inc.                                                              847
       22,700  Morgan Stanley                                                                         444
                                                                                          ---------------
                                                                                                    1,291
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
       13,100  Lincoln National Corp.                                                                 113
       12,000  MetLife, Inc.                                                                          221
       10,400  Principal Financial Group, Inc.                                                         83
       19,600  Prudential Financial, Inc.                                                             322
       18,100  Unum Group                                                                             184
                                                                                          ---------------
                                                                                                      923
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
       16,700  Hartford Financial Services Group, Inc.                                                102
       11,100  Loews Corp.                                                                            220
                                                                                          ---------------
                                                                                                      322
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
      157,800  Bank of America Corp.                                                                  623
      115,000  Citigroup, Inc.                                                                        173
       70,300  JPMorgan Chase & Co.                                                                 1,606
                                                                                          ---------------
                                                                                                    2,402
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
       15,700  Allstate Corp.                                                                         264
       27,400  Progressive Corp.  *                                                                   317
        7,900  Travelers Companies, Inc.                                                              286
          900  White Mountains Insurance Group Ltd.                                                   178
                                                                                          ---------------
                                                                                                    1,045
                                                                                          ---------------
               REGIONAL BANKS (0.3%)
       72,500  Marshall & Ilsley Corp.                                                                332


================================================================================
                                                 Portfolio of Investments  |   4

================================================================================

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        3,500  PNC Financial Services Group, Inc.                                         $            96
       36,500  SunTrust Banks, Inc.                                                                   439
       24,400  Zions Bancorp                                                                          228
                                                                                          ---------------
                                                                                                    1,095
                                                                                          ---------------
               REINSURANCE (0.2%)
        2,100  Arch Capital Group Ltd.  *                                                             113
        1,800  Everest Reinsurance Group Ltd.                                                         117
        5,100  Reinsurance Group of America, Inc. "A"                                                 139
        9,000  Transatlantic Holdings, Inc.                                                           271
                                                                                          ---------------
                                                                                                      640
                                                                                          ---------------
               REITS - DIVERSIFIED (0.0%)
        4,900  Vornado Realty Trust                                                                   160
                                                                                          ---------------
               REITS - INDUSTRIAL (0.0%)
          900  AMB Property Corp.                                                                      11
        9,200  ProLogis                                                                                53
                                                                                          ---------------
                                                                                                       64
                                                                                          ---------------
               REITS - OFFICE (0.1%)
        5,000  Boston Properties, Inc.                                                                185
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
        2,063  AvalonBay Communities, Inc.                                                             88
        1,500  Camden Property Trust                                                                   28
        8,800  Equity Residential Properties Trust                                                    155
                                                                                          ---------------
                                                                                                      271
                                                                                          ---------------
               REITS - RETAIL (0.1%)
          500  Federal Realty Investment Trust                                                         21
        4,100  Kimco Realty Corp.                                                                      36
        2,600  Regency Centers Corp.                                                                   70
        4,100  Simon Property Group, Inc.                                                             136
                                                                                          ---------------
                                                                                                      263
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
        3,200  HCP, Inc.                                                                               59
       10,000  Host Hotels & Resorts, Inc.                                                             37
        4,600  Public Storage                                                                         255
                                                                                          ---------------
                                                                                                      351
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
        5,200  CME Group, Inc.                                                                        949
        5,100  NYSE Euronext                                                                           86
                                                                                          ---------------
                                                                                                    1,035
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
       17,200  Astoria Financial Corp.                                                                123
                                                                                          ---------------
               Total Financials                                                                    12,817
                                                                                          ---------------

               HEALTH CARE (5.5%)
               ------------------
               BIOTECHNOLOGY (1.1%)
        4,100  Alnylam Pharmaceuticals, Inc.  *                                                        76
       19,100  Amgen, Inc.  *                                                                         934
        6,100  Celgene Corp.  *                                                                       273
        7,600  Cubist Pharmaceuticals, Inc.  *                                                        108
       44,800  CV Therapeutics, Inc.  *                                                               717
       64,000  Enzon Pharmaceuticals, Inc.  *                                                         338
        3,100  Gen-Probe, Inc.  *                                                                     126
        2,100  Genzyme Corp.  *                                                                       128
       27,100  Gilead Sciences, Inc.  *                                                             1,214
                                                                                          ---------------
                                                                                                    3,914
                                                                                          ---------------


================================================================================
5   |  USAA Balanced Strategy Fund

================================================================================


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               HEALTH CARE DISTRIBUTORS (0.2%)
        6,600  AmerisourceBergen Corp.                                                    $           210
       15,200  McKesson Corp.                                                                         623
                                                                                          ---------------
                                                                                                      833
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.7%)
       15,400  Baxter International, Inc.                                                             784
       13,200  Becton, Dickinson and Co.                                                              817
        5,600  C.R. Bard, Inc.                                                                        449
        5,100  Covidien Ltd.                                                                          162
        2,600  Medtronic, Inc.                                                                         77
        9,200  Quidel Corp.  *                                                                        102
        6,800  St. Jude Medical, Inc.  *                                                              225
                                                                                          ---------------
                                                                                                    2,616
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
        5,600  Universal Health Services, Inc. "B"                                                    206
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
        6,100  Express Scripts, Inc.  *                                                               307
        2,700  LHC Group, Inc.  *                                                                      54
        3,800  Medco Health Solutions, Inc.  *                                                        154
                                                                                          ---------------
                                                                                                      515
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
        8,200  Thermo Fisher Scientific, Inc.  *                                                      298
                                                                                          ---------------
               MANAGED HEALTH CARE (0.4%)
       21,300  Aetna, Inc.                                                                            508
        6,100  Centene Corp.  *                                                                       104
        5,500  Humana, Inc.  *                                                                        130
       22,200  UnitedHealth Group, Inc.                                                               436
       10,900  WellPoint, Inc.  *                                                                     370
                                                                                          ---------------
                                                                                                    1,548
                                                                                          ---------------
               PHARMACEUTICALS (2.7%)
       41,300  Abbott Laboratories                                                                  1,955
       12,600  Bristol-Myers Squibb Co.                                                               232
       23,600  Cypress Bioscience, Inc.  *                                                            199
       49,600  Eli Lilly and Co.                                                                    1,457
       53,700  Johnson & Johnson                                                                    2,685
        7,500  Medicis Pharmaceutical Corp. "A"                                                        85
       40,600  Merck & Co., Inc.                                                                      983
      131,800  Pfizer, Inc.                                                                         1,622
        6,500  Pozen, Inc.  *                                                                          39
       12,500  Schering-Plough Corp.                                                                  217
        1,800  ViroPharma, Inc.  *                                                                      8
        2,700  Watson Pharmaceuticals, Inc.  *                                                         76
                                                                                          ---------------
                                                                                                    9,558
                                                                                          ---------------
               Total Health Care                                                                   19,488
                                                                                          ---------------

               INDUSTRIALS (3.9%)
               ------------------
               AEROSPACE & DEFENSE (1.3%)
       16,900  General Dynamics Corp.                                                                 740
       10,500  Honeywell International, Inc.                                                          282
        7,600  L-3 Communications Holdings, Inc.                                                      514
        8,400  Lockheed Martin Corp.                                                                  530
       27,300  Northrop Grumman Corp.                                                               1,020
        2,500  Precision Castparts Corp.                                                              139
       12,200  Raytheon Co.                                                                           488
       17,800  United Technologies Corp.                                                              727
                                                                                          ---------------
                                                                                                    4,440
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               AIR FREIGHT & LOGISTICS (0.2%)
       10,000  FedEx Corp.                                                                $           432
        3,300  United Parcel Service, Inc. "B"                                                        136
                                                                                          ---------------
                                                                                                      568
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
        1,500  AAON, Inc.                                                                              23
          800  Insteel Industries, Inc.                                                                 5
                                                                                          ---------------
                                                                                                       28
                                                                                          ---------------
               COMMERCIAL PRINTING (0.1%)
       36,000  R.R. Donnelley & Sons Co.                                                              280
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
       11,900  EMCOR Group, Inc.  *                                                                   184
        6,800  Fluor Corp.                                                                            226
                                                                                          ---------------
                                                                                                      410
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
       12,200  AGCO Corp.  *                                                                          209
        6,100  Cummins, Inc.                                                                          127
       17,000  Force Protection, Inc.  *                                                               88
       39,100  Manitowoc Co., Inc.                                                                    160
       33,400  Oshkosh Corp.                                                                          209
                                                                                          ---------------
                                                                                                      793
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       12,800  Emerson Electric Co.                                                                   342
       24,400  GrafTech International Ltd.  *                                                         138
                                                                                          ---------------
                                                                                                      480
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
       21,200  Manpower, Inc.                                                                         591
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.6%)
        7,800  3M Co.                                                                                 355
      172,900  General Electric Co.                                                                 1,471
        9,600  Tyco International Ltd.                                                                193
                                                                                          ---------------
                                                                                                    2,019
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.5%)
       10,500  Dover Corp.                                                                            262
        5,100  Flowserve Corp.                                                                        257
        9,700  Gardner Denver, Inc.  *                                                                183
       18,400  Ingersoll-Rand Co. Ltd. "A"                                                            261
       59,500  Timken Co.                                                                             725
                                                                                          ---------------
                                                                                                    1,688
                                                                                          ---------------
               RAILROADS (0.4%)
        3,900  Burlington Northern Santa Fe Corp.                                                     229
       10,900  CSX Corp.                                                                              269
       14,700  Norfolk Southern Corp.                                                                 466
        7,400  Union Pacific Corp.                                                                    278
                                                                                          ---------------
                                                                                                    1,242
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.1%)
       19,000  Brink's Co.                                                                            454
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
        7,900  WESCO International, Inc.  *                                                           131
                                                                                          ---------------
               TRUCKING (0.1%)
       20,700  Ryder System, Inc.                                                                     473
                                                                                          ---------------
               Total Industrials                                                                   13,597
                                                                                          ---------------


================================================================================
7   |  USAA Balanced Strategy Fund

================================================================================


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (5.8%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
       13,200  Adobe Systems, Inc.  *                                                     $           220
       41,900  Compuware Corp.  *                                                                     248
        7,000  Intuit, Inc.  *                                                                        160
                                                                                          ---------------
                                                                                                      628
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.6%)
       81,100  Cisco Systems, Inc.  *                                                               1,182
       32,400  JDS Uniphase Corp.  *                                                                   89
       23,600  QUALCOMM, Inc.                                                                         789
                                                                                          ---------------
                                                                                                    2,060
                                                                                          ---------------
               COMPUTER HARDWARE (1.4%)
       14,200  Apple, Inc.  *                                                                       1,268
        9,100  Dell, Inc.  *                                                                           78
       52,400  Hewlett-Packard Co.                                                                  1,521
       22,300  International Business Machines Corp.                                                2,052
       15,300  NCR Corp.  *                                                                           121
        8,900  Teradata Corp.  *                                                                      138
                                                                                          ---------------
                                                                                                    5,178
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
       48,000  EMC Corp.  *                                                                           504
       31,600  Seagate Technology                                                                     136
       12,900  Western Digital Corp.  *                                                               176
                                                                                          ---------------
                                                                                                      816
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
       24,600  Automatic Data Processing, Inc.                                                        840
        7,700  Lender Processing Services, Inc.                                                       202
        8,100  Visa, Inc. "A"                                                                         459
                                                                                          ---------------
                                                                                                    1,501
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
       91,900  Jabil Circuit, Inc.                                                                    381
        6,600  Multi-Fineline Electronix, Inc.  *                                                      94
       15,500  Tyco Electronics Ltd.                                                                  147
                                                                                          ---------------
                                                                                                      622
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
       23,300  eBay, Inc.  *                                                                          253
        3,900  Google, Inc. "A"  *                                                                  1,318
       16,600  Savvis, Inc.  *                                                                         93
        2,600  Sohu.com, Inc.  *                                                                      128
       24,600  Yahoo!, Inc.  *                                                                        326
                                                                                          ---------------
                                                                                                    2,118
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
       14,300  Accenture Ltd. "A"                                                                     418
       32,900  SAIC, Inc.  *                                                                          622
                                                                                          ---------------
                                                                                                    1,040
                                                                                          ---------------
               SEMICONDUCTORS (0.5%)
       32,000  Integrated Device Technology, Inc.  *                                                  143
       70,700  Intel Corp.                                                                            901
       23,900  Micron Technology, Inc.  *                                                              77
       29,900  Texas Instruments, Inc.                                                                429
       19,100  Volterra Semiconductor Corp.  *                                                        155
                                                                                          ---------------
                                                                                                    1,705
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.8%)
        3,700  BMC Software, Inc.  *                                                                  109
      141,900  Microsoft Corp.                                                                      2,292


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       13,600  Symantec Corp.  *                                                           $          188
        9,400  VMware, Inc. "A"  *                                                                    195
                                                                                          ---------------
                                                                                                    2,784
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.6%)
       48,100  Arrow Electronics, Inc.  *                                                             800
       32,300  Avnet, Inc.  *                                                                         558
       23,600  Ingram Micro, Inc. "A"  *                                                              257
       27,400  Tech Data Corp.  *                                                                     473
                                                                                          ---------------
                                                                                                    2,088
                                                                                          ---------------
               Total Information Technology                                                        20,540
                                                                                          ---------------

               MATERIALS (1.1%)
               ----------------
               ALUMINUM (0.0%)
       12,900  Alcoa, Inc.                                                                             80
                                                                                          ---------------
               COMMODITY CHEMICALS (0.0%)
       10,000  Innophos Holdings, Inc.                                                                106
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.2%)
       20,400  Ashland, Inc.                                                                          121
       15,500  Dow Chemical Co.                                                                       111
       17,700  E.I. du Pont de Nemours & Co.                                                          332
        6,500  Eastman Chemical Co.                                                                   133
                                                                                          ---------------
                                                                                                      697
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.2%)
        6,500  Compass Minerals International, Inc.                                                   340
       10,200  Freeport-McMoRan Copper & Gold, Inc.                                                   310
                                                                                          ---------------
                                                                                                      650
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
        4,800  CF Industries Holdings, Inc.                                                           309
        5,900  Monsanto Co.                                                                           450
        6,800  Terra Industries, Inc.                                                                 175
                                                                                          ---------------
                                                                                                      934
                                                                                          ---------------
               INDUSTRIAL GASES (0.0%)
        2,300  Praxair, Inc.                                                                          131
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
       12,900  Sealed Air Corp.                                                                       144
        9,400  Sonoco Products Co.                                                                    181
                                                                                          ---------------
                                                                                                      325
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
       59,000  International Paper Co.                                                                336
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
       14,500  Cytec Industries, Inc.                                                                 223
                                                                                          ---------------
               STEEL (0.1%)
        8,000  Carpenter Technology Corp.                                                             110
        6,700  Cliffs Natural Resources, Inc.                                                         103
       10,500  United States Steel Corp.                                                              207
                                                                                          ---------------
                                                                                                      420
                                                                                          ---------------
               Total Materials                                                                      3,902
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
      103,800  AT&T, Inc.                                                                           2,468
        1,400  Atlantic Tele-Network, Inc.                                                             29
       63,100  Verizon Communications, Inc.                                                         1,800
                                                                                          ---------------
                                                                                                    4,297
                                                                                          ---------------



================================================================================
9   |  USAA Balanced Strategy Fund

================================================================================


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
       19,100  U.S. Cellular Corp.  *                                                     $           657
        5,700  USA Mobility, Inc.  *                                                                   52
                                                                                          ---------------
                                                                                                      709
                                                                                          ---------------
               Total Telecommunication Services                                                     5,006
                                                                                          ---------------

               UTILITIES (2.2%)
               ----------------
               ELECTRIC UTILITIES (1.2%)
       15,100  American Electric Power Co., Inc.                                                      424
       17,000  Duke Energy Corp.                                                                      229
       22,000  Edison International                                                                   599
        5,400  Entergy Corp.                                                                          364
       21,200  Exelon Corp.                                                                         1,001
        6,900  FirstEnergy Corp.                                                                      294
       62,300  NV Energy, Inc.                                                                        577
       14,600  Pepco Holdings, Inc.                                                                   219
        3,600  Pinnacle West Capital Corp.                                                             94
        8,100  Progress Energy, Inc.                                                                  287
        6,100  Southern Co.                                                                           185
                                                                                          ---------------
                                                                                                    4,273
                                                                                          ---------------
               GAS UTILITIES (0.2%)
        6,200  Atmos Energy Corp.                                                                     135
        7,400  ONEOK, Inc.                                                                            165
       12,400  UGI Corp.                                                                              298
                                                                                          ---------------
                                                                                                      598
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
       70,300  Mirant Corp.  *                                                                        859
       10,200  NRG Energy, Inc.  *                                                                    193
                                                                                          ---------------
                                                                                                    1,052
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
        4,400  Ameren Corp.                                                                           104
       15,400  Dominion Resources, Inc.                                                               465
       24,200  NiSource, Inc.                                                                         212
        4,100  PG&E Corp.                                                                             157
        8,900  Sempra Energy                                                                          370
                                                                                          ---------------
                                                                                                    1,308
                                                                                          ---------------
               WATER UTILITIES (0.1%)
       20,600  American Water Works Co., Inc.                                                         382
                                                                                          ---------------
               Total Utilities                                                                      7,613
                                                                                          ---------------
               Total Common Stocks (cost: $169,982)                                               123,383
                                                                                          ---------------

  PRINCIPAL
  AMOUNT                                                                                   MARKET
  $(000)/                                                                                   VALUE
  SHARES        SECURITY                                                                    (000)
 ----------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (1.7%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       15,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (a)                                                                                    831
                                                                                          ---------------

               FINANCIALS (1.3%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
       $1,000  Lloyds Banking Group plc, 6.41%, perpetual  (a)                                        199
                                                                                          ---------------

================================================================================
                                                Portfolio of Investments  |   10

================================================================================


  PRINCIPAL
  AMOUNT                                                                                   MARKET
  $(000)/                                                                                   VALUE
  SHARES        SECURITY                                                                    (000)
 ----------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.2%)
       65,000  Delphi Financial Group, Inc., 7.38%, perpetual                             $           664
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
       50,000  Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                         518
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
       17,500  Axis Capital Holdings Ltd., 7.50%, perpetual                                         1,058
       $2,500  White Mountains Re Group, 7.51%, perpetual  (a)                                        894
                                                                                          ---------------
                                                                                                    1,952
                                                                                          ---------------
               REINSURANCE (0.3%)
        1,500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual  *                                 309
       $3,000  Swiss Re Capital I LP, 6.85%, perpetual  (a)                                           893
                                                                                          ---------------
                                                                                                    1,202
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
        5,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual               17
                                                                                          ---------------
               Total Financials                                                                     4,552
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        1,000  Centaur Funding Corp., 9.08%  (a)                                                      610
                                                                                          ---------------

               U.S. GOVERNMENT (0.0%)
               ----------------------
       40,000  Fannie Mae, 8.25%, perpetual  *                                                         35
       40,000  Freddie Mac, 8.38%, perpetual  *                                                        20
                                                                                          ---------------
                                                                                                       55
                                                                                          ---------------
               Total U.S. Government                                                                   55
                                                                                          ---------------
               Total Preferred Securities (cost: $14,771)                                           6,048
                                                                                          ---------------

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (13.2%)
      780,000  iShares MSCI EAFE Index Fund                                                        27,051
      268,322  SPDR Trust Series 1                                                                 19,837
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $86,612)                                         46,888
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $271,365)                                                                   176,319
                                                                                          ---------------

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                              COUPON                                   VALUE
        (000)  SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------


               BONDS (35.9%)

               CORPORATE OBLIGATIONS (16.6%)

               CONSUMER DISCRETIONARY (1.1%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
$       1,000  Kellwood Co.                                 7.88%         7/15/2009                   655


================================================================================
11   |  USAA Balanced Strategy Fund

================================================================================


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                              COUPON                                   VALUE
        (000)  SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  Kellwood Co.                                 7.63%        10/15/2017         $          75
                                                                                          ---------------
                                                                                                      730
                                                                                          ---------------
               BROADCASTING (0.5%)
        1,000  Cox Enterprises, Inc. (a)                    7.38          6/15/2009                 1,009
        1,000  Liberty Media Corp.                          5.70          5/15/2013                   762
                                                                                          ---------------
                                                                                                    1,771
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
        1,000  Royal Caribbean Cruises Ltd.                 7.25          6/15/2016                   505
               HOUSEHOLD APPLIANCES (0.2%)
        1,500  Stanley Works Capital Trust I                5.90         12/01/2045                   774
                                                                                          ---------------
               Total Consumer Discretionary                                                         3,780
                                                                                          ---------------

               CONSUMER STAPLES (0.3%)
               -----------------------
               DRUG RETAIL (0.3%)
        1,500  CVS Caremark Corp.                           6.30          6/01/2037                   923
                                                                                          ---------------

               ENERGY (0.5%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
        1,000  Enbridge Energy Partners, LP                 8.05         10/01/2037                   597
        1,000  Sabine Pass LNG, LP                          7.25         11/30/2013                   705
        1,000  TEPPCO Partners, LP                          7.00          6/01/2067                   562
                                                                                          ---------------
                                                                                                    1,864
                                                                                          ---------------
               Total Energy                                                                         1,864
                                                                                          ---------------

               FINANCIALS (11.6%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        3,400  American Capital Strategies Ltd.             6.85          8/01/2012                 1,181
                                                                                          ---------------
               CONSUMER FINANCE (0.3%)
        1,000  Ford Motor Credit Co., LLC                   7.00         10/01/2013                   493
        1,500  General Motors Acceptance Corp.              6.75         12/01/2014                   678
                                                                                          ---------------
                                                                                                    1,171
                                                                                          ---------------
               DIVERSIFIED BANKS (0.7%)
        1,000  Emigrant Bancorp, Inc. (a)                   6.25          6/15/2014                   597
          182  U.S. Central Credit Union                    2.70          9/30/2009                   178
        1,500  USB Realty Corp. (a)                         6.09                  -(b)                559
        1,000  Wells Fargo Capital XIII                     7.70                  -(b)                487
        1,000  Wells Fargo Co.                              7.98                  -(b)                501
                                                                                          ---------------
                                                                                                    2,322
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.3%)
        1,000  First Republic Bank Corp.                    7.75          9/15/2012                   940
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.8%)
        1,000  Great-West Life & Annuity Insurance Co.
                    (a)                                     7.15          5/16/2046                   564
        1,000  Lincoln National Corp.                       7.00          5/17/2066                   369
        1,000  MetLife Capital Trust IV (a)                 7.88         12/15/2037                   627
        1,000  Prudential Financial, Inc.                   8.88          6/15/2038                   621
        1,000  StanCorp Financial Group, Inc.               6.90          6/01/2067                   480
                                                                                          ---------------
                                                                                                    2,661
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.1%)
        4,000  Genworth Financial, Inc.                     6.15         11/15/2066                   677
        2,000  Glen Meadow (a)                              6.51          2/12/2067                   634
        2,000  Oil Casualty Insurance Ltd. (a)              8.00          9/15/2034                 1,332
        3,000  Oil Insurance Ltd. (a)                       7.56                  -(b)              1,217
                                                                                          ---------------
                                                                                                    3,860
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   12

================================================================================


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                              COUPON                                   VALUE
        (000)  SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               MULTI-SECTOR HOLDINGS (0.3%)
$       1,000  Leucadia National Corp.                      7.00%         8/15/2013         $         862
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
        3,000  Textron Financial Corp. (a)                  6.00          2/15/2067                   479
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.0%)
        1,000  Fidelity National Title Group, Inc.          7.30          8/15/2011                   878
        1,000  Fidelity National Title Group, Inc.          5.25          3/15/2013                   751
        1,500  Fund American Companies, Inc.                5.88          5/15/2013                 1,159
        2,000  Liberty Mutual Group, Inc. (a)               7.00          3/15/2037                   819
        1,000  MBIA Insurance Co. (a)                      14.00          1/15/2033                   326
        1,500  Progressive Corp.                            6.70          6/15/2037                   816
        1,000  Radian Group, Inc.                           7.75          6/01/2011                   513
        1,000  RLI Corp.                                    5.95          1/15/2014                 1,031
        1,500  Travelers Companies, Inc.                    6.25          3/15/2037                   907
                                                                                          ---------------
                                                                                                    7,200
                                                                                          ---------------
               REGIONAL BANKS (2.7%)
        4,000  CBG Florida REIT Corp. (a)                   7.11                  -(b)                405
        1,000  Cullen/Frost Bankers, Inc.                   5.75          2/15/2017                   896
        2,500  Fifth Third Capital Trust IV                 6.50          4/15/2037                   941
        2,000  Fulton Capital Trust I                       6.29          2/01/2036                   654
        1,500  Huntington Capital III                       6.65          5/15/2037                   402
        1,000  Imperial Bank                                8.50          4/01/2009                   999
        1,500  National City Preferred Capital Trust I     12.00                  -(b)              1,157
        2,000  PNC Preferred Funding Trust (a)              6.52                  -(b)                601
        1,500  Popular North America Capital Trust I        6.56          9/15/2034                   783
        2,000  Regions Financing Trust II                   6.63          5/15/2047                   626
        1,000  TCF National Bank                            5.50          2/01/2016                   538
        1,500  Webster Capital Trust IV                     7.65          6/15/2037                   610
        1,500  Zions Bancorp                                5.50         11/16/2015                 1,016
                                                                                          ---------------
                                                                                                    9,628
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
        1,500  ProLogis                                     2.25          4/01/2037                   801
                                                                                          ---------------
               REITS - OFFICE (0.1%)
        1,000  Brandywine Operating Partnership, LP         5.70          5/01/2017                   500
                                                                                          ---------------
               REITS - RETAIL (1.5%)
        2,500  Developers Diversified Realty Corp.          3.50          8/15/2011                 1,166
        2,000  New Plan Excel Realty Trust, Inc.            5.13          9/15/2012                 1,072
        1,000  New Plan Excel Realty Trust, Inc.
                    acquired 2/20/09; cost $340(c),(d)      7.68         11/02/2026                   335
        2,000  Pan Pacific Retail Properties, Inc.          7.95          4/15/2011                 1,819
        1,000  Rouse Co.                                    8.00          4/30/2009                   335
        1,500  Rouse Co., LP (a)                            6.75          5/01/2013                   458
                                                                                          ---------------
                                                                                                    5,185
                                                                                          ---------------
               REITS - SPECIALIZED (0.6%)
        2,000  Health Care Property Investors, Inc.         6.30          9/15/2016                 1,376
        1,000  Hospitality Properties Trust                 5.13          2/15/2015                   621
                                                                                          ---------------
                                                                                                    1,997
                                                                                          ---------------
               SPECIALIZED FINANCE (0.4%)
        2,000  Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   299
        4,000  Financial Security Assurance Holdings
                    Ltd. (a),(d)                            6.40         12/15/2066                   820
        1,000  Syncora Holdings Ltd.                        6.88                  -(b)                 10
        1,500  XL Capital Ltd.                              6.50                  -(b)                330
                                                                                          ---------------
                                                                                                    1,459
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
        1,000  Independence Community Bank Corp.            3.59 (e)      6/20/2013                   806


================================================================================
13   |  USAA Balanced Strategy Fund

================================================================================


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                              COUPON                                   VALUE
        (000)  SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  Washington Mutual Preferred Funding Trust
                    I (a),(f)                               6.53%                 -(b)        $         1
        1,000  Washington Mutual Preferred Funding Trust
                    IV (a),(f)                              9.75                  -(b)                  1
                                                                                          ---------------
                                                                                                      808
                                                                                          ---------------
               Total Financials                                                                    41,054
                                                                                          ---------------

               INDUSTRIALS (0.4%)
               ------------------
               AIRLINES (0.2%)
        1,229  America West Airlines, Inc. Pass-Through
                    Trust (INS)                             7.93          1/02/2019                   914
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
        1,000  USG Corp.                                    6.30         11/15/2016                   595
                                                                                          ---------------
               Total Industrials                                                                    1,509
                                                                                          ---------------

               UTILITIES (2.7%)
               ----------------
               ELECTRIC UTILITIES (1.6%)
        1,269  Cedar Brakes II, LLC (a)                     9.88          9/01/2013                 1,307
          868  Entergy Gulf States, Inc.                    6.20          7/01/2033                   652
        1,000  FPL Group Capital, Inc.                      6.35         10/01/2066                   741
        1,081  Oglethorpe Power Corp.                       6.97          6/30/2011                 1,107
          463  Power Contract Financing, LLC (a)            6.26          2/01/2010                   449
        1,000  PPL Capital Funding, Inc.                    6.70          3/30/2067                   601
        1,000  West Penn Power Co.                          6.63          4/15/2012                   991
                                                                                          ---------------
                                                                                                    5,848
                                                                                          ---------------
               MULTI-UTILITIES (1.1%)
        2,000  Black Hills Corp.                            6.50          5/15/2013                 1,830
            6  PNM Resources, Inc.                          9.25          5/15/2015                     6
        1,000  Puget Sound Energy, Inc.                     6.97          6/01/2067                   585
        1,500  Wisconsin Energy Corp.                       6.25          5/15/2067                   916
        1,000  WPS Resources Corp.                          6.11         12/01/2066                   531
                                                                                          ---------------
                                                                                                    3,868
                                                                                          ---------------
               Total Utilities                                                                      9,716
                                                                                          ---------------
               Total Corporate Obligations(cost: $96,023)                                          58,846
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (5.2%)

               ENERGY (0.6%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
          467  PEMEX Finance Ltd.                           8.88         11/15/2010                   479
        1,500  Trans-Canada Pipelines Ltd.                  6.35          5/15/2067                   909
                                                                                          ---------------
                                                                                                    1,388
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
          972  Delek & Avner-Yam Tethys Ltd. (a)            5.33          8/01/2013                   910
                                                                                          ---------------
               Total Energy                                                                         2,298
                                                                                          ---------------

               FINANCIALS (4.2%)
               -----------------
               DIVERSIFIED BANKS (2.0%)
        1,000  ANZ Capital Trust I (a)
                                                            4.48                  -(b)                810
        1,500  Barclays Bank plc (a)                        5.93                  -(b)                403
        2,000  BayernLB Capital Trust I                     6.20                  -(b)                240
        1,500  BBVA International Preferred S.A.
                    Unipersonal (a)                         5.92                  -(b)                493
        1,000  BOI Capital Funding Number 3, LP (a)         6.11                  -(b)                119
        1,000  Landsbanki Islands hf (a),(f)                7.43                  -(b)                  1
        1,000  Lloyds TSB Group plc (a)                     6.27                  -(b)                198

================================================================================
                                                Portfolio of Investments  |   14

================================================================================


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                              COUPON                                   VALUE
        (000)  SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  Mizuho Capital Investment 1 Ltd. (a)         6.69%                 -(b)      $         571
        1,000  National Capital Trust II (a)                5.49                  -(b)                466
        1,000  Natixis                                     10.00                  -(b)                386
        1,000  Nordea Bank AB (a)                           5.42                  -(b)                428
        2,000  Royal Bank of Scotland Group plc             7.64                  -(b)                260
        2,000  Skandinaviska Enskilda Banken AB (a)         5.47                  -(b)                801
        2,000  Societe Generale (a)                         5.92                  -(b)                859
        1,000  Standard Chartered plc (a)                   6.41                  -(b)                317
        1,000  Sumitomo Mitsui Financial Group (a)          6.08                  -(b)                603
                                                                                          ---------------
                                                                                                    6,955
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
        1,000  AXA S.A. (a)                                 6.46                  -(b)                376
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
        1,625  ING Capital Funding Trust III                8.44                  -(b)                407
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
        1,000  ZFS Finance USA Trust II (a)                 6.45         12/15/2065                   408
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
        1,000  Allied World Assurance Holdings Ltd.         7.50          8/01/2016                   708
        1,000  Catlin Insurance Co. Ltd. (a)                7.25                  -(b)                263
        1,000  Mantis Reef Ltd. II (a)                      4.80         11/03/2009                   999
                                                                                          ---------------
                                                                                                    1,970
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
        1,500  Credit Agricole S.A. (a)                     6.64                  -(b)                517
        2,000  Glitnir Banki hf (a),(f)                     7.45                  -(b)                  1
                                                                                          ---------------
                                                                                                      518
                                                                                          ---------------
               REINSURANCE (1.0%)
        1,000  Endurance Specialty Holdings Ltd.            6.15         10/15/2015                   772
        1,000  Max USA Holdings Ltd. (a)                    7.20          4/14/2017                   678
        1,500  Montpelier Re Holdings Ltd.                  6.13          8/15/2013                 1,135
        1,500  Platinum Underwriters Finance, Inc.          7.50          6/01/2017                 1,034
                                                                                          ---------------
                                                                                                    3,619
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
        1,000  QBE Capital Funding II, LP (a)               6.80                  -(b)                546
                                                                                          ---------------
               Total Financials                                                                    14,799
                                                                                          ---------------

               MATERIALS (0.4%)
               ----------------
               DIVERSIFIED METALS & MINING (0.4%)
        1,000  Glencore Finance S.A.                        8.00                  -(b)                400
        2,000  Glencore Funding, LLC (a)                    6.00          4/15/2014                   976
                                                                                          ---------------
                                                                                                    1,376
                                                                                          ---------------
               Total Materials                                                                      1,376
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $40,539)                              18,473
                                                                                          ---------------

               ASSET-BACKED SECURITIES (7.3%)

               FINANCIALS (7.3%)
               -----------------
               ASSET-BACKED FINANCING (7.3%)
          342  Aerco Ltd. (a)                               0.98 (e)      7/15/2025                   344
        2,000  AESOP Funding II, LLC (a)                    0.69 (e)      3/20/2012                 1,399
          282  Airport Airplanes                            0.71 (e)      3/15/2019                   212
        1,000  American Express Credit Account Master
                    Trust (a)                               0.81 (e)      9/15/2016                   279
          974  AmeriCredit Automobile Receivables Trust     2.20 (e)      1/12/2012                   924
        1,000  AmeriCredit Automobile Receivables Trust     6.96         10/14/2014                   826
        1,000  ARG Funding Corp. (a)                        4.84          5/20/2011                   764
        2,000  Banc of America Mortgage Securities,
                    Inc.                                    4.14 (e)      7/25/2034                 1,955


================================================================================
15   |  USAA Balanced Strategy Fund

================================================================================


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                              COUPON                                   VALUE
        (000)  SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  Bank One Issuance Trust                      4.77%         2/16/2016         $         541
          749  Capital One Auto Finance Trust (INS)         4.71          6/15/2012                   668
        1,000  Capital One Auto Finance Trust               0.49 (e)      5/15/2013                   720
        2,290  Capital One Multi-Asset Execution Trust      6.00          8/15/2013                 1,582
        1,000  Citibank Credit Card Issuance Trust          6.30          6/20/2014                   674
          161  CPS Auto Receivables Trust (a)               5.27         10/15/2010                   159
        1,220  CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 1,085
        1,031  Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                   984
        1,000  Detroit Edison Securitization Funding,
                    LLC                                     6.42          3/01/2015                 1,071
        1,000  GE Capital Credit Card Master Note Trust     0.57 (e)      9/15/2012                   887
        1,500  GE Dealer Floorplan Master Note Trust        0.48 (e)     10/20/2011                 1,360
        1,000  Hertz Vehicle Financing, LLC (a)             5.01          2/25/2011                   911
        1,000  Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011                   768
        1,000  HSBC Automotive Trust                        4.94         11/19/2012                   962
        1,000  Huntington Auto Trust (a)                    4.81          4/16/2012                   977
        1,000  MBNA Master Credit Card Note Trust           6.80          7/15/2014                   592
        1,500  Rental Car Finance Corp. (a)                 0.61 (e)      7/25/2013                 1,219
          985  SLM Student Loan Trust                       1.71 (e)     10/25/2038                   643
        1,500  Triad Automobile Receivables Owners
                    Trust                                   5.43          7/14/2014                 1,192
          627  UPFC Auto Receivables Trust                  5.75          9/15/2010                   618
          841  USXL Funding, LLC (INS)(a)                   5.38          4/15/2014                   750
        1,000  WFS Financial Owner Trust                    4.76          5/17/2013                   669
                                                                                          ---------------
                                                                                                   25,735
                                                                                          ---------------
               Total Financials                                                                    25,735
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $28,970)                                        25,735
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (5.8%)

               FINANCIALS (5.8%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (5.8%)
        1,225  Banc of America Commercial Mortgage,
                    Inc.                                    7.20          9/15/2032                 1,185
        1,000  Banc of America Commercial Mortgage,
                    Inc.                                    5.11 (e)     11/10/2042                   284
        2,000  Banc of America Commercial Mortgage,
                    Inc.                                    5.77 (e)      5/10/2045                   870
        2,643  Banc of America Commercial Mortgage,
                    Inc.                                    5.18         10/10/2045                 1,473
        2,429  Banc of America Commercial Mortgage,
                    Inc.                                    5.18 (e)      9/10/2047                 1,341
          410  Bear Stearns Commercial Mortgage
                    Securities, Inc.                        4.00          3/13/2040                   386
        1,000  Citigroup Commercial Mortgage Trust          5.23 (e)      7/15/2044                   495
          400  Commercial Mortgage Asset Trust              6.98          1/17/2032                   404
        3,000  Commercial Mortgage Loan Trust               6.02 (e)     12/10/2049                 1,097
        1,000  Credit Suisse First Boston Mortgage
                    Securities Corp.                        5.10          8/15/2038                   491
          918  Credit Suisse First Boston Mortgage
                    Securities Corp.                        7.17          5/17/2040                   858
        1,187  Credit Suisse First Boston Mortgage
                    Securities Corp.                        7.55          4/15/2062                 1,150
          618  DLJ Commercial Mortgage Corp.                7.30          6/10/2032                   614
        1,731  G-Force, LLC (a)                             5.16         12/25/2039                   698
        1,000  GE Capital Commercial Mortgage Corp.         6.07          6/10/2038                   912
        1,000  GE Capital Commercial Mortgage Corp.         5.33 (e)     11/10/2045                   217
        1,000  GMAC Commercial Mortgage Security, Inc.      4.81          5/10/2043                   499
          481  Government Lease Trust (a)                   6.48          5/18/2011                   501
        1,000  GS Mortgage Securities Corp. II              4.78          7/10/2039                   496
        1,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        4.82          9/12/2037                   855
        1,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        4.99          9/12/2037                   495
        1,500  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.81          6/12/2043                   949
          677  Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                   666
        1,500  Mortgage Capital Funding, Inc.               7.09 (e)      6/18/2030                 1,473


================================================================================
                                                Portfolio of Investments  |   16

================================================================================


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                              COUPON                                   VALUE
        (000)  SECURITY                                      RATE         MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$         153  Paine Weber Mortgage Acceptance Corp.        6.82%         6/15/2032         $         152
        2,000  Prudential Mortgage Capital Funding, LLC     6.76          5/10/2034                 1,841
                                                                                          ---------------
                                                                                                   20,402
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        9,705  Greenwich Capital Commercial Funding
                    Corp., acquired 8/13/2003; cost
                    $548(a),(c)                             2.00          1/11/2035                   154
                                                                                          ---------------
               Total Financials                                                                    20,556
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $24,776)                                 20,556
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (0.1%)(K)

               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        3,553  Government National Mortgage Assn.           1.75 (e)      7/16/2010                    55
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
          101  Government National Mortgage Assn. I         7.00          4/15/2032                   109
                                                                                          ---------------
               Total U.S. Government Agency Issues(cost: $156)                                        164
                                                                                          ---------------

               MUNICIPAL BONDS (0.9%)

               CASINOS & GAMING (0.6%)
        2,000  Mashantucket (Western) Pequot Tribe (a)      5.91          9/01/2021                 1,026
        1,270  Seneca Nation of Indians Capital
                    Improvements Auth.                      6.75         12/01/2013                 1,190
                                                                                          ---------------
                                                                                                    2,216
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
          301  California Maritime Infrastructure Auth.     6.63         11/01/2009                   301
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.2%)
          935  Erie County Tobacco Asset Securitization
                    Corp.                                   6.00          6/01/2028                   645
                                                                                          ---------------
               Total Municipal Bonds(cost: $4,477)                                                  3,162
                                                                                          ---------------
               Total Bonds
               (cost: $194,941)                                                                   126,936
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (12.8%)

               U.S. TREASURY BILLS (2.1%)
        7,625  1.13%, 6/11/2009 (k),(i),(j)                                                         7,619
                                                                                          ---------------

    NUMBER OF                                              COUPON                                  MARKET
       SHARES  SECURITY                                      RATE       MATURITY              VALUE (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (10.7%)
   37,856,074  State Street Institutional Liquid
                      Reserve Fund, 0.73%  (h),(i)                                                 37,856
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $45,478)                                                                     45,475
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $511,784)                                       $         348,730
                                                                                          ===============

================================================================================
17   |  USAA Balanced Strategy Fund

================================================================================
NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================
                                       18   |  Notes to Portfolio of Investments

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

================================================================================
19   |  USAA Balanced Strategy Fund

================================================================================

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of February 28, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $208,681,000      $(5,427,000)
Level 2 - Other Significant Observable Inputs      139,714,000                 -
Level 3 - Significant Unobservable Inputs              335,000                 -
--------------------------------------------------------------------------------
TOTAL                                             $348,730,000      $(5,427,000)
--------------------------------------------------------------------------------
*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
                                                                  INVESTMENTS IN
                                                                      SECURITIES
--------------------------------------------------------------------------------
Balance as of May 31, 2008                                                    $-
Net realized gain (loss)                                                       -
Change in net unrealized appreciation (depreciation)                     (5,000)
Net purchases (sales)                                                    340,000
Transfers in and/or out of Level 3                                             -
--------------------------------------------------------------------------------
BALANCE AS OF FEBRUARY 28, 2009                                         $335,000
--------------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific

================================================================================
                                       Notes to Portfolio of Investments  |   20

================================================================================


securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss. The Fund did not invest in any options as of February 28, 2009.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its

================================================================================
21   |  USAA Balanced Strategy Fund

================================================================================

regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of February 28, 2009, the Fund did not invest in any repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The fund had no delayed-delivery or when-issued commitments as of February 28, 2009.

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of February 28, 2009, the Fund had no securities out on loan.

H. As of February 28, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2009, were $3,114,000 and $166,168,000, respectively, resulting in net unrealized depreciation of $163,054,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $353,955,000 at February 28, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.0% of net assets at February 28, 2009.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase

================================================================================
                                       Notes to Portfolio of Investments  |   22

================================================================================

yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares        iShares - exchange-traded funds, managed by Barclays Global Fund
               Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT           Real estate investment trust
SPDR           Standard & Poor's depositary receipt, or "Spider," is an
               exchange-traded fund based on either the S&P 500 Index or the S&P
               MidCap 400 Index, and is traded on the American Stock
               Exchange(AMEX).


Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.



SPECIFIC NOTES


(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2009, was $489,000, which represented 0.1% of the Fund's net assets.

================================================================================
23   |  USAA Balanced Strategy Fund

================================================================================

(d) Security was fair valued at February 28, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2009.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g)     Zero-coupon security.
(h) Rate represents the money market fund annualized seven-day yield at February 28, 2009.
(i) Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2009, as shown in the following table:

                                                                            VALUE AT                UNREALIZED
        TYPE OF FUTURE            EXPIRATION    CONTRACTS  POSITION   TRADE DATE AUGUST 31, 2008  DEPRECIATION
        --------------------------------------------------------------------------------------------------------
        S&P 500 E Mini Index
             Futures              March 2009       99      Long      $ 3,922,000    $3,634,000     $  (288,000)
        Russell 2000 Mini Index   March 2009      623      Long       29,343,000    24,204,000      (5,139,000)
                                                                                                    -----------
                                                                                                   $(5,427,000)

(j) Security with a value of $7,619,000 is segregated as collateral for initial margin requirements on open futures contracts.
(k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government.

*       Non-income-producing security.

================================================================================
                                       Notes to Portfolio of Investments  |   24


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    04/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.